DISCONTINUED OPERATIONS AND ASSETS HELD FOR SALE (Details Narrative) - USD ($)	1 Months Ended
	Sep. 30, 2025	Aug. 31, 2025	Jul. 31, 2025
Forecast [Member]
Agreed to make additional cash payments	$ 150,000	$ 150,000	$ 150,000